INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets:
	December 31,
	2016	2015
Customer relationships
Cost	$1,342	$1,342
Accumulated amortization	(163)	(28)
Amortized cost	$1,179	$1,314